Income Taxes - Schedule of Effective Tax Rate (Details) - China [Memer]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rate [Line Items]
China Income tax statutory rate	25.00%	25.00%	25.00%
Effect of favorable income tax rates	(6.00%)	(4.20%)	(8.10%)
Effect of temporary differences	(2.10%)	(3.00%)
Effect of non-deductible expenses	29.20%	2.60%	0.10%
Change in Valuation Allowance	35.30%	3.40%	4.10%
Effect of net operating loss carryforwards		0.90%
Effective tax rate-continuing operations	81.40%	24.70%	21.10%